Retirement Benefit Plans (Schedule Of Weighted-Average Assumptions Used To Determine Benefit Obligations For The Plan) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.15%	4.95%
Rate of compensation increase	3.00%	3.00%
Postretirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.70%	4.40%